Accounts Receivable And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Accounts Receivables
Accounts receivable consisted of the following:

December 31,	2022	2021

Trade receivables	$457,850	$213,815

Less: allowance for doubtful accounts	(7,652)	(10,334)

Trade receivables, net	$450,198	$203,481

Other receivables	6,380	8,725

Total accounts receivable	$456,578	$212,206

Summary of Aging of Trade Receivables	Aging of trade receivables:

December 31,	2022	2021

Current to 90 days	$405,196	$183,105

Over 90 days	52,654	30,710

	$457,850	$213,815

Summary of Movement in Allowance For Doubtful Accounts
Movement in allowance for doubtful accounts:

December 31,	2022	2021

Balance, January 1	$10,334	$11,439

Impairment provision additions on receivables	628	275

Amounts settled and derecognized during the period	(3,499)	(1,317)

Currency translation effects	189	(63)

Closing balance	$7,652	$10,334

Summary of Movement in Contract Assets
Movement in contract assets:

December 31,	2022	2021

Balance, January 1	$82,760	$66,722

Acquisition (Note 7)	281,509	-

Unbilled revenue recognized	559,229	244,372

Amounts billed	(517,828)	(228,327)

Currency translation effects	3,768	(7)

Closing balance	$409,438	$82,760

Current contract assets	$186,259	$82,760

Non-current contract assets	223,179	-

	$409,438	$82,760
Amounts recognized as current contract assets are typically billed to customers within three months and amounts recognized as non-current
contract assets will be billed to customers more than twelve months from the date of the balance sheet.